LONG-TERM LOANS (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Total long-term loans	$ 0	$ 112
Current portion of long-term loans	0	112
Non-current portion of long-term loans	0	0
August 20, 2013 [Member]
Debt Instrument [Line Items]
Total long-term loans	0	56
August 26, 2013 [Member]
Debt Instrument [Line Items]
Total long-term loans	$ 0	$ 56